RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using simplified approach (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(8,935,367)	(10,478,009)
Trade Receivables And Contract Assets From Individual Customers | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	995,846	1,071,136
Trade Receivables And Contract Assets From Individual Customers | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,374,202	6,400,933
Trade Receivables And Contract Assets From Individual Customers | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (221,259)	$ (178,739)
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.88%	0.54%
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,808,294	$ 5,021,674
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (33,380)	$ (26,971)
Trade Receivables And Contract Assets From Individual Customers | Later than one month and not later than two months [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.82%	1.11%
Trade Receivables And Contract Assets From Individual Customers | Later than one month and not later than two months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 113,701	$ 128,404
Trade Receivables And Contract Assets From Individual Customers | Later than one month and not later than two months [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (927)	$ (1,428)
Trade Receivables And Contract Assets From Individual Customers | Later than two months and not later than three months [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.22%	0.94%
Trade Receivables And Contract Assets From Individual Customers | Later than two months and not later than three months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 456,361	$ 179,719
Trade Receivables And Contract Assets From Individual Customers | Later than two months and not later than three months [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (1,022)	$ (1,682)
Trade Receivables And Contract Assets From Individual Customers | Later than three months [member]
Disclosure of financial assets [line items]
Expected credit loss rate	18.67%	13.88%
Trade Receivables And Contract Assets From Individual Customers | Later than three months [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	$ 995,846	$ 1,071,136
Trade Receivables And Contract Assets From Individual Customers | Later than three months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	995,846	1,071,136
Trade Receivables And Contract Assets From Individual Customers | Later than three months [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (185,930)	$ (148,658)